Plan Description	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following brief description of the Tennant Company Retirement Savings Plan (the "Plan") is provided for general information purposes only. Participants should refer to the Plan document for more complete information regarding the Plan's definitions, benefits, eligibility and other matters.
General and Eligibility
The Plan is a defined contribution employee benefit plan sponsored by Tennant Company (the Company). The Plan offers 401(k) pre-tax and post-tax deferral, matching and discretionary contributions from the Company, with in-plan Roth conversion. Participant's aggregate contributions to both pre-tax and post-tax are considered when calculating the matching contribution due. Qualified employees are eligible to participate in the Plan upon employment, as defined by the Plan. Eligibility to participate in the discretionary profit sharing portion of the Plan requires completion of one year of service and, generally, employment on the last day of the Plan year.
The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended, (ERISA), and the Internal Revenue Code of 1986, as amended (the Code).
The Americas Retirement Committee determines the appropriateness of the Plan's investment offerings and monitors investment performance. The Plan Administrator is responsible for administration of the Plan.
Contributions
Employees electing to participate in the Plan make voluntary contributions on a pretax or post-tax basis subject to certain limits. Employees can contribute to the Plan up to 75 percent of their certified earnings as defined. The Plan provides for a matching contribution; an amount equal to 75 percent of the first 4 percent of each employee's contributions up to a maximum match of 3 percent of certified earnings as defined. Additionally, the Company may elect to contribute a discretionary annual contribution subject to company performance and based on certified earnings as defined. True up matching contributions were made by the Company for the year ended December 31, 2025 in the amount of $270,375. The Company made no discretionary annual contributions for the year ended December 31, 2025. Participants may also rollover amounts into the Plan representing distributions from other qualified retirement plans.
Vesting
Participants are 100 percent vested in their account balance.
Plan Benefits
As participants are fully vested at all times, benefits to participants are equal to their account balances. Upon retirement, death, disability or separation from service, a distribution may be made to the participant or beneficiary equal to the participant's account balance. Employees are able to withdraw part or all of their account balance upon attainment of age 59 1/2. Loans and in-service withdrawals for hardships are also available. A participant distribution or withdrawal from the Plan generally is subject to federal income tax and may be subject to an early withdrawal penalty, unless rolled over to a qualified plan or an individual retirement account.
Voting Rights
Each participant is entitled to exercise voting rights attributable to the Tennant Company shares allocated to his or her account and is notified by the Trustee prior to the time that such rights are to be exercised. Those shares held for the benefit of Participants who do not give voting instructions, will be voted by the Trustee in proportion to the instructions actually received.
Participant Accounts
The Plan is a defined contribution plan under which a separate individual account is established for each participant. Each participant’s account is credited with the participant’s contribution, the Company’s contribution and investment earnings or losses, and charged with an allocation of administrative expenses. Contributions are based on participant eligible compensation, as defined in the plan document.
Diversification
The Plan allows employees to reallocate their investments at any time, including those held in Tennant Company stock, subject to certain limitations.
Investment Options
Under the terms of the Plan, participants elect which funds both individual and Company contributions will be invested in. Participants can freely transfer their plan account accumulations between funds on a daily basis, subject to certain limitations.
Notes Receivable from Participants
Active participants are permitted to borrow from their accounts. The total amount of a participant's note may not exceed the lesser of (a) $50,000 minus the participant's highest outstanding note balance for the previous twelve-month period, or (b) 50% of the participant's vested account balance.
Interest is paid at a constant rate equal to 2% over the prime rate at the beginning of the month in which the proceeds of the loan are paid to the borrower.
Notes receivable from participants at December 31, 2025 had interest rates ranging from 5.25% to 10.50% and are due at various dates through March 2050. A participant can have no more than two notes outstanding at any time. Principal and interest payments are received ratably from participants through regular payroll deductions.
Plan Termination
Although the Plan is intended to be ongoing, the Company reserves the right to terminate the Plan at any time, subject to plan provisions. Upon such termination of the Plan, the interest of each participant in the Plan will be distributed to such participant or his or her beneficiaries at the time prescribed by the Plan’s terms and ERISA.
Plan Amendments
Effective January 1, 2025, the Company adopted the Thirteenth and Fourteenth Amendments to the Plan. These amendments, among other matters, increased the automatic enrollment default contribution rate from 4% to 6%, effective for employees hired on or after January 1, 2025, subject to automatic annual escalation unless the participant elects otherwise; revised the Plan's required minimum distribution provisions to reflect changes under the SECURE Act and SECURE Act 2.0; and modified the involuntary cash-out threshold to $7,000, including clarification regarding rollover contributions and automatic rollover provisions.